Share Based Compensation (Details) - Schedule of Share Option Activity - ₨ / shares	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 30, 2022
Schedule of Share Option Activity [Abstract]
Number of options, Options outstanding, Beginning	558,829		703,708		703,708
Weighted average exercise price in INR, Options outstanding Ending	₨ 1,314		₨ 1,217		₨ 1,217
Number of options, Granted	543	[1]			24,205	[2]
Weighted average exercise price in INR, Granted		[1]			₨ 1,583	[2]
Number of options, Exercised	(4,870)	[3]	(136,611)	[3]	(136,611)
Weighted average exercise price in INR, Exercised	₨ 112				₨ 788
Number of options, Forfeited	(138,687)				(32,474)
Weighted average exercise price in INR, Forfeited	₨ 1,455				₨ 1,613
Number of options, Options outstanding Ending	415,813		558,829
Weighted average exercise price in INR, Options outstanding Ending	₨ 1,276		₨ 1,314
Number of options, Vested and exercisable	281,960		250,784
Weighted average exercise price in INR, Vested and exercisable	₨ 1,183		₨ 1,128

[1]	Includes 543 RSU granted during the year to its Directors.
[2]	Includes 4,748 RSU granted during the year to its Directors.
[3]	Refer Note 21 for details of ESOPs exercised during the year.